Employee benefits - Change in accumulated other comprehensive income loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Amount recognized in AOCL at beginning of year	$ 265,899	$ 288,882
Recognized During Year:
Recognized net actuarial loss	18,876	20,880	$ 23,508
Ocurring during the year:
Net actuarial (gains) losses	(21,667)	(2,103)
Total (decrease) increase in AOCL	(40,543)	(22,983)
Amount recognized in AOCL at end of year	225,356	265,899	288,882
OPEB Plan
Defined Benefit Plan Disclosure [Line Items]
Amount recognized in AOCL at beginning of year	32,152	21,472
Recognized During Year:
Recognized net actuarial loss	1,873	567	0
Ocurring during the year:
Net actuarial (gains) losses	(17,286)	11,247
Total (decrease) increase in AOCL	(19,159)	10,680
Amount recognized in AOCL at end of year	$ 12,993	$ 32,152	$ 21,472